Trade And Unbilled Receivables, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and unbilled receivables	$ 968,064		$ 747,327
Contract assets	756,159		668,821
Less – allowance for doubtful accounts	11,308		9,585
Trade and unbilled receivables and contract assets, net	1,712,915	$ 1,406,563	1,406,563
Increase of receivables due to acquisitions of new subsidiaries	135,220
Trade receivables and contract assets sold	185,727
Impact of adoption of ASC Topic 606 | ASU 2014-09
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and unbilled receivables and contract assets, net		97,274
Trade and unbilled receivables and contract assets		$ 210,826
Israeli Ministry Of Defense
Accounts, Notes, Loans and Financing Receivable [Line Items]
Short and long-term trade and unbilled receivables	576,756		547,970
Affiliated companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and unbilled receivables	$ 97,588		$ 75,340